Assets Held for Sale/Discontinued Operations	12 Months Ended
Dec. 31, 2017
Assets Held for Sale/Discontinued Operations
7.	ASSETS HELD FOR SALE/ DISCONTINUED OPERATIONS

In May 2014, the Group entered into an agreement with GuanghuanXinwang Co Limited (“Guanghuanxinwang”), a third party company for the sale of a floor in a building located in Beijing. The transaction price was approximately $5,910 (RMB 41 million). As of December 31, 2016, the Group had received all the considerations of the transaction although the transaction was not completed. The assets relevant to the sale of this floor with a carrying value of $2,697 were classified as assets held for sale as of December 31, 2016.

In December 2014, the Group entered into an agreement with Guanghuanxinwang for the sale of three floors owned by Techfaith China. The transaction price was approximately $23,045 (RMB 160 million). As of December 31, 2015, these were three floors with a total carrying value of $8,554 were classified as assets held for sale. As of December 31, 2016, the transaction was completed. A net gain of $14,939 was recognized as other operating income-net gain from the sale of real estate in 2016.

Prior to December 31, 2016, management had been authorized to approve and commit to a plan to sell Techfaith Intelligent Handset Beijing, therefore the major current assets, other assets, current liabilities, and noncurrent liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), are reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45. The current assets relevant to the sale of this entity with a carrying value of $3,352 were classified as assets held for sale as of December 31, 2016. The noncurrent assets relevant to the sale of this entity with a carrying value of $152,904 were classified as other assets held for sale as of December 31, 2016. The current liabilities relevant to the sale of this entity with a carrying value of $27,644 were classified as liabilities held for sale as of December 31, 2016. In April 2017, the Group entered into an agreement with Beijing HongKungu Investment Company (“Hongkungu”) to transfer 100% beneficial ownership in Techfaith Intelligent Handset Beijing to Hongkungu for a consideration of RMB 1 billion (approximately US$144 million) payable in installments. According to the agreement and its amendment, (i) the first installment of RMB 100 million should be made within ten days upon execution of the agreement; (ii) the second installment of RMB 400 million should be made within 20 business days after the transfer of the equity of Techfaith Intelligent Handset Beijing; (iii) the third installment of RMB 300 million should be made within 10 business days after getting the government approval on change in plot ration; and (iv) the fourth installment of RMB 200 million should be made within 20 business days after the construction is completed and the relevant ownership certificate is obtained. A net gain of $3,890 was recognized as the net gain from disposal of discontinued operation in 2017.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Reconciliation of the Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held for Sale in the Consolidated Balance Sheet.

	December 31,
	2016	2017
Carrying amounts of major classes of assets held for sale:
Current assets:
Accounts receivable, net	$655	$—
Assets held for sale	2,697	—

Total assets held for sale	3,352	—

Non-current assets:
Property, plant and equipment, net	34,461	—
Construction in progress	75,869	—
Land use rights, net	6,820	—
Other non-current assets	35,754	—

Total other assets held for sale	152,904	—

TOTAL ASSETS CLASSIFIED AS HELD FOR SALE	$156,256	$—

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Current liabilities:
Accrued expenses and other current liabilities	$27,644	$—

Total liabilities held for sale	27,644	—

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$27,644	$—

Reconciliation of the Amounts of Major Classes of Income from Operations to be Disposed Classified as Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Years ended December 31,
	2015	2016	2017
Operations disposed:
Net revenues:
Real estate	$941	$891	$15

Cost of revenues:
Real estate	(74)	(70)	—

Gross profit	867	821	15

Operating expenses:
General and administrative	(271)	(440)	(68)
Net gain from disposal of discontinued operations	—	—	3,890

Net income from discontinued operations	$596	$381	$3,837